Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Short-term Investments
Short-term investments	¥ 4,623,452	¥ 15,060,722		$ 670,338
Investment income related to short-term investments	18,200	138,300	¥ 74,000
Financial products
Short-term Investments
Short-term investments	3,580,792	13,583,580
Investments in publicly traded companies
Short-term Investments
Short-term investments	¥ 1,042,660	1,426,946
Money market funds
Short-term Investments
Short-term investments		¥ 50,196